Income Taxes (Provision for Income Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
PRC, Current	$ 920,661	$ 4,916,947	$ 40,949
PRC, Adjustments on deferred tax assets and liabilities for enacted changes in tax rate	0	0	(32,403,299)
PRC, Deferred	81,139,452	(10,097,549)	(23,818,794)
Other jurisdiction, current	442,593	362,105	9,556,902
Income tax (benefit) expense	$ 82,502,706	$ (4,818,497)	$ (46,624,242)